Manufacturing and distribution costs	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Manufacturing and distribution costs	Manufacturing and distribution costs
The following costs are included within manufacturing and distribution costs:

	2025	2024	2023
	US$'000	US$'000	US$'000
		(Recast)	(Recast)
Radiopharmacy operations	9,696	-	-
Quality costs	9,329	6,422	3,603
Supply chain costs	4,335	1,484	-
Technical services	3,433	1,539	-
Global manufacturing costs	3,631	806	2,644
The increase in manufacturing and distribution costs was driven by the impact of RLS results for 11 months and higher costs associated with preparing the Brussels South manufacturing facility for GMP commercial production